Land use rights, net (Narrative) (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Amortization of acquired intangible assets and land use right	$ 103,099	¥ 717,753	¥ 69,095	¥ 62,419
Land Use Rights [Member]
Amortization of acquired intangible assets and land use right		¥ 48,096	¥ 48,100	¥ 47,909